Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
FolioBeyond Alternative Income and Interest Rate Hedge ETF
Shareholder Report [Line Items]
Fund Name	FolioBeyond Alternative Income and Interest Rate Hedge ETF
Class Name	FolioBeyond Alternative Income and Interest Rate Hedge ETF
Trading Symbol	RISR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FolioBeyond Alternative Income and Interest Rate Hedge ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.etfs.foliobeyond.com/risr/. You can also request this information by contacting us at (866) 497-4963 or by writing the Fund at FolioBeyond Alternative Income and Interest Rate Hedge ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 497-4963
Additional Information Website	www.etfs.foliobeyond.com/risr/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FolioBeyond Alternative Income and Interest Rate Hedge ETF	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

For the year ended July 31, 2025, the Fund produced a total return after fees and expenses of 12.50%. This compares to a total return for the Bloomberg U.S. Aggregate Bond Index (the “Agg”) of 3.38% over the same period. The Agg is a broad-based index intended to capture the performance of the investment grade, U.S.-dollar denominated, fixed rate taxable bond market.

The Fund's outperformance relative to the index was driven by several factors, including a general trend towards higher interest rates over the period, a trend towards a steeper yield curve, market volatility, interest income received on the Fund’s investments, and general trends in mortgage rates relative to risk-free rates.

What Factors Influenced Performance?

The Fund principally holds mortgage-backed interest-only securities (“MBS IOs”). MBS IOs, receive the interest payments from a pool of mortgage loans, but do not receive any of the principal from those loans. As interest rates rise, the incentive for borrowers to prepay their mortgage tends to decrease. When prepayments decrease, the mortgage loans remain outstanding longer than they would otherwise. When this happens, the MBS IOs held by the Fund remain outstanding for longer, which tends to increase their value. Since interest rates generally trended higher during the period, the value of the Fund’s MBS IOs increased.

Mortgage rates generally are set above risk-free rates, such as those on U.S. Treasury securities, and this difference (“spread”) varies over time. During the period, the spread on mortgage rates over risk-free rates generally increased, which further depressed prepayment speeds.

During the period under discussion, interest rates had periods of sustained decline as well as periods of sustained increase. The Fund’s portfolio managers were able to construct a portfolio of MBS IOs that tended to increase in value when interest rates rose more than they declined in value when interest rates fell by a similar amount. This further contributed to the Fund’s outperformance as compared to the index.

Finally, the Fund’s investments generated a significant amount of current income, much of which was paid out in the form of dividends on the Fund’s shares. For the 12 months ended July 31, 2025, each Fund share received cumulative dividends of $2.07 as compared to an average share price of $35.92 over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended July 31, 2025	1 Year	Since Inception (9/30/2021)
FolioBeyond Alternative Income and Interest Rate Hedge ETF (NAV)	12.50%	16.85%
Bloomberg U.S. Aggregate Bond Index	3.38%	-0.94%
ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index	-3.03%	1.46%

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.etfs.foliobeyond.com/risr/ for more recent performance information.
Net Assets	$ 169,518,000
Holdings Count | Holdings	95
Advisory Fees Paid, Amount	$ 1,033,689
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$169,518
Number of Holdings	95
Total Advisory Fee Paid	$1,033,689
Portfolio Turnover Rate	5%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Issuers	(% of Total Net Assets)
Government National Mortgage Association	41.3
Federal Home Loan Mortgage Corp.	23.1
Federal National Mortgage Association	18.0
Federal Home Loan Mortgage Corporation REMICS	8.2
First American Government Obligations Fund	5.8
Federal National Mortgage Association REMICS	3.3
Federal Home Loan Mortgage Corporation Strips	0.3

FolioBeyond Enhanced Fixed Income Premium ETF
Shareholder Report [Line Items]
Fund Name	FolioBeyond Enhanced Fixed Income Premium ETF
Class Name	FolioBeyond Enhanced Fixed Income Premium ETF
Trading Symbol	FIXP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FolioBeyond Enhanced Fixed Income Premium ETF (the "Fund") for the period January 22, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.etfs.foliobeyond.com/fixp/. You can also request this information by contacting us at (866) 497-4963 or by writing the Fund at FolioBeyond Enhanced Fixed Income Premium ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 497-4963
Additional Information Website	www.etfs.foliobeyond.com/fixp/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FolioBeyond Enhanced Fixed Income Premium ETF	$36	0.69%

The Fund commenced operations on January 22, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on January 22, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform Since Inception?

Since its inception on January 22, 2025, the Fund delivered a total return of 0.99% after fees and expenses. Over the same period, the Bloomberg U.S. Aggregate Bond Index (“Agg” or “Index”) returned 3.61%.

The Fund's underperformance relative to Agg was primarily attributable to its shorter duration profile during a bond market rally. The Fund is designed to maintain overall risk levels similar to the Index, but does not match its duration at all times. Instead, the Fund's model may favor alternative risk exposures—including spread and mortgage risk—depending on relative value signals.

The main contributions to Fund’s returns came from BKLN (bank loans), RISR (MBS IOs), REM (mortgage REIT) and SJNK (short high yield corporates). The Fund's option holdings contributed marginally to current income.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Annualized Returns for the Periods Ended July 31, 2025	Since Inception (1/22/25)
FolioBeyond Enhanced Fixed Income Premium ETF	0.99%
Bloomberg U.S. Aggregate Bond Index	3.61%

Performance Inception Date	Jan. 22, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.etfs.foliobeyond.com/fixp/ for more recent performance information.
Net Assets	$ 10,786,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 39,421
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$10,786
Number of Holdings	9
Net Advisory Fee Paid	$39,421
Portfolio Turnover Rate	103%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Issuers	(% of Total Net Assets)
Invesco Senior Loan ETF	29.5
FolioBeyond Alternative Income and Interest Rate Hedge ETF	29.3
VanEck High Yield Muni ETF	29.0
iShares Mortgage Real Estate ETF	10.0
First American Government Obligations Fund	1.7
iShares 7-10 Year Treasury Bond ETF	0.0
iShares 20+ Year Treasury Bond ETF	-0.2